Taxation (Details) - Schedule of Net Operating Loss Carryforwards $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Net Operating Loss Carryforwards [Abstract]
Total	$ 35,848
Tax Year 2023 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Total	643
TaxYear2024 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Total	2,017
TaxYear2025 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Total	5,263
TaxYear2026 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Total	5,397
TaxYear2027 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Total	16,817
TaxYear2028 [Member]
Schedule of Net Operating Loss Carryforwards [Abstract]
Total	$ 5,711